Intangible Franchise Rights and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Franchise Rights
Beginning Balance	$ 301,505	$ 196,058
Additions through acquisitions	62,612	130,734
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments	(11,175)
Disposition of Intangible Franchise Rights	(12,075)	(5,826)
Impairment of Intangible Franchise Rights	(28,928)	(5,368)
Currency Translation	(7,992)	(14,093)
Ending Balance	303,947	301,505
Goodwill
Beginning Balance	737,303	582,384
Additions through acquisitions	120,726	177,321
Goodwill, Purchase Accounting Adjustments	5,995
Dispositions of Goodwill	(16,828)	(6,333)
Goodwill, Impairment Loss	(2,125)
Currency translation	(14,625)	(15,935)
Tax adjustments	(69)	(134)
Ending Balance	830,377	737,303
UNITED STATES
Intangible Franchise Rights
Beginning Balance	216,412	187,568
Additions through acquisitions	60,122	40,038
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments	(2,114)
Disposition of Intangible Franchise Rights	(12,075)	(5,826)
Impairment of Intangible Franchise Rights	(4,843)	(5,368)
Ending Balance	257,502	216,412
Goodwill
Beginning Balance	612,468	564,804
Additions through acquisitions	103,924	54,131
Goodwill, Purchase Accounting Adjustments	(1,459)
Dispositions of Goodwill	(16,828)	(6,333)
Goodwill, Impairment Loss	(312)
Tax adjustments	(69)	(134)
Ending Balance	700,642	612,468
UNITED KINGDOM
Intangible Franchise Rights
Beginning Balance	8,659	8,490
Additions through acquisitions		0
Currency Translation	(502)	169
Ending Balance	8,157	8,659
Goodwill
Beginning Balance	19,602	17,580
Additions through acquisitions	16,802	1,546
Currency translation	(1,266)	476
Ending Balance	35,138	19,602
BRAZIL
Intangible Franchise Rights
Beginning Balance	76,434	0
Additions through acquisitions	2,490	90,696
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments	(9,061)
Disposition of Intangible Franchise Rights	0	0
Impairment of Intangible Franchise Rights	(24,085)
Currency Translation	(7,490)	(14,262)
Ending Balance	38,288	76,434
Goodwill
Beginning Balance	105,233	0
Additions through acquisitions	0	121,644
Goodwill, Purchase Accounting Adjustments	4,536
Dispositions of Goodwill	0
Goodwill, Impairment Loss	(1,813)
Currency translation	(13,359)	(16,411)
Ending Balance	$ 94,597	$ 105,233